AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 26.9%
Electronic Equipment, Instruments & Components – 4.8%
Allegro MicroSystems, Inc.(a)	14,103	$450,450
Fabrinet(a)	1,082	180,283
Littelfuse, Inc.	2,366	585,159
Novanta, Inc.(a)	5,273	756,359
Shoals Technologies Group, Inc. - Class A(a)	27,944	509,978

		2,482,229

IT Services – 1.3%
Fastly, Inc. - Class A(a)	35,506	680,650

Semiconductors & Semiconductor Equipment – 7.2%
Lattice Semiconductor Corp.(a)	7,294	626,774
MACOM Technology Solutions Holdings, Inc.(a)	12,145	990,789
Onto Innovation, Inc.(a)	6,933	884,096
Silicon Laboratories, Inc.(a)	3,260	377,801
Universal Display Corp.	5,194	815,406

		3,694,866

Software – 12.1%
Altair Engineering, Inc. - Class A(a)	11,737	734,267
Braze, Inc. - Class A(a)	14,962	699,174
Five9, Inc.(a)	10,714	688,910
Freshworks, Inc. - Class A(a)	41,852	833,692
Instructure Holdings, Inc.(a)	15,124	384,150
Manhattan Associates, Inc.(a)	3,436	679,160
Monday.com Ltd.(a)	4,014	639,109
Smartsheet, Inc. - Class A(a)	11,701	473,422
SPS Commerce, Inc.(a)	6,103	1,041,233

		6,173,117

Technology Hardware, Storage & Peripherals – 1.5%
ACV Auctions, Inc. - Class A(a)	49,427	750,302

		13,781,164

Health Care – 20.1%
Biotechnology – 10.8%
Akero Therapeutics, Inc.(a)	6,100	308,538
Ascendis Pharma A/S (ADR)(a)	2,828	264,814
Blueprint Medicines Corp.(a)	7,065	354,804
Bridgebio Pharma, Inc.(a)	12,690	334,635
Halozyme Therapeutics, Inc.(a)	12,431	474,864
Insmed, Inc.(a)	15,717	396,854
Intellia Therapeutics, Inc.(a)	6,730	212,803
Karuna Therapeutics, Inc.(a)	1,291	218,295
Legend Biotech Corp. (ADR)(a)	4,881	327,857
Madrigal Pharmaceuticals, Inc.(a)	1,681	245,493
MoonLake Immunotherapeutics(a)	3,568	203,376
Natera, Inc.(a)	12,388	548,169

Company	Shares	U.S. $ Value

Rayzebio, Inc.	9,309	$206,660
Relay Therapeutics, Inc.(a)	9,094	76,480
Ultragenyx Pharmaceutical, Inc.(a)	5,758	205,273
Vaxcyte, Inc.(a)	9,190	468,506
Viking Therapeutics, Inc.(a)	16,540	183,098
Vir Biotechnology, Inc.(a)	13,135	123,075
Viridian Therapeutics, Inc.(a)	13,693	210,051
Xenon Pharmaceuticals, Inc.(a)	4,910	167,726

		5,531,371

Health Care Equipment & Supplies – 4.7%
AtriCure, Inc.(a)	14,945	654,591
iRhythm Technologies, Inc.(a)	6,388	602,133
Lantheus Holdings, Inc.(a)	10,241	711,545
Treace Medical Concepts, Inc.(a)	35,121	460,436

		2,428,705

Health Care Providers & Services – 2.8%
Guardant Health, Inc.(a)	18,027	534,320
Inari Medical, Inc.(a)	11,154	729,472
PROCEPT BioRobotics Corp.(a)	4,610	151,254

		1,415,046

Life Sciences Tools & Services – 0.9%
Repligen Corp.(a)	2,857	454,292

Pharmaceuticals – 0.9%
Intra-Cellular Therapies, Inc.(a)	8,959	466,674

		10,296,088

Industrials – 16.8%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	4,049	792,106
Hexcel Corp.	10,960	713,934

		1,506,040

Building Products – 1.0%
AZEK Co., Inc. (The)(a)	17,093	508,346

Commercial Services & Supplies – 1.3%
Tetra Tech, Inc.	4,301	653,881

Construction & Engineering – 1.8%
Comfort Systems USA, Inc.	5,247	894,141

Electrical Equipment – 1.4%
NEXTracker, Inc. - Class A(a)	17,913	719,386

Ground Transportation – 2.6%
Saia, Inc.(a)	1,504	599,570
XPO, Inc.(a)	10,064	751,378

		1,350,948

Company	Shares	U.S. $ Value

Machinery – 3.6%
Esab Corp.	10,517	$738,504
ITT, Inc.	5,849	572,675
Middleby Corp. (The)(a)	4,175	534,400

		1,845,579

Professional Services – 0.9%
FTI Consulting, Inc.(a)	2,634	469,932

Trading Companies & Distributors – 1.3%
SiteOne Landscape Supply, Inc.(a)	3,912	639,417

		8,587,670

Consumer Discretionary – 15.0%
Automobile Components – 1.3%
Fox Factory Holding Corp.(a)	6,688	662,647

Broadline Retail – 1.6%
Global-e Online Ltd.(a)	11,250	447,075
Savers Value Village, Inc.(a)	19,098	356,560

		803,635

Diversified Consumer Services – 0.6%
European Wax Center, Inc. - Class A(a)	20,496	332,035

Hotels, Restaurants & Leisure – 5.3%
Hilton Grand Vacations, Inc.(a)	19,286	784,940
Life Time Group Holdings, Inc.(a)	33,505	509,611
Texas Roadhouse, Inc.	6,633	637,431
Wingstop, Inc.	4,241	762,702

		2,694,684

Household Durables – 2.2%
Meritage Homes Corp.	4,456	545,370
Skyline Champion Corp.(a)	9,456	602,536

		1,147,906

Specialty Retail – 4.0%
Boot Barn Holdings, Inc.(a)	8,000	649,520
Five Below, Inc.(a)	4,262	685,756
Lithia Motors, Inc.	2,330	688,119
Wayfair, Inc. - Class A(a) (b)	440	26,651

		2,050,046

		7,690,953

Financials – 10.1%
Capital Markets – 4.1%
Houlihan Lokey, Inc.	5,934	635,650
P10, Inc. - Class A	21,171	246,642
StepStone Group, Inc. - Class A	21,331	673,633
Stifel Financial Corp.	8,979	551,670

		2,107,595

Company	Shares	U.S. $ Value

Financial Services – 2.6%
Flywire Corp.(a)	26,196	$835,391
Shift4 Payments, Inc. - Class A(a)	8,398	464,997

		1,300,388

Insurance – 3.4%
Kinsale Capital Group, Inc.	1,147	475,007
RLI Corp.	5,506	748,210
Ryan Specialty Holdings, Inc.(a)	11,070	535,788

		1,759,005

		5,166,988

Energy – 5.4%
Energy Equipment & Services – 3.0%
ChampionX Corp.	24,178	861,220
TechnipFMC PLC	31,607	642,887

		1,504,107

Oil, Gas & Consumable Fuels – 2.4%
Permian Resources Corp.	51,678	721,425
Southwestern Energy Co.(a)	79,603	513,439

		1,234,864

		2,738,971

Consumer Staples – 3.3%
Consumer Staples Distribution & Retail – 2.1%
Chefs’ Warehouse, Inc. (The)(a)	19,429	411,506
Grocery Outlet Holding Corp.(a)	23,186	668,916

		1,080,422

Food Products – 1.2%
Freshpet, Inc.(a)	9,466	623,620

		1,704,042

Materials – 1.2%
Chemicals – 1.2%
Element Solutions, Inc.	29,956	587,437

Total Common Stocks (cost $44,651,825)		50,553,313

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $831,547)	831,547	831,547

U.S. $ Value

Total Investments – 100.4% (cost $45,483,372)(f)	$51,384,860
Other assets less liabilities – (0.4)%	(225,157)

Net Assets – 100.0%	$51,159,703

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,089,841 and gross unrealized depreciation of investments was $(3,188,353), resulting in net unrealized appreciation of $5,901,488.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$50,553,313	$—	$—	$50,553,313
Short-Term Investments	831,547	—	—	831,547

Total Investments in Securities	51,384,860	—	—	51,384,860
Other Financial Instruments(b)	—	—	—	—

Total	$51,384,860	$—	$—	$51,384,860

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$707	$10,249	$10,124	$832	$48